Note 15 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $)	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Deferred tax assets
Non-capital loss carry-forwards	$ 6,831,991	$ 6,031,917	$ 4,147,325
Book and tax basis differences on assets and liabilities	992,378	773,590	824,640
Other	37,136	17,590	8,635
Ontario harmonization tax credit	399,831	427,355	361,888
Investment tax credit	2,324,856	2,089,238	1,351,859
Undeducted research and development expenditures	2,180,640	2,179,097	1,607,242
	12,766,832	11,518,787	8,301,589
Valuation allowances for deferred tax assets	(12,766,832)	(11,518,787)	(8,301,589)
Net deferred tax assets	$ 0	$ 0	$ 0